Tax reforms (Narrative) (Details)		12 Months Ended
	Nov. 30, 2022	Dec. 31, 2021
Colombia [Member]
Disclosure of Tax reforms [Line Items]
Term of average bend price	10 years
Percentage of bent price	30.00%
Spain [Member]
Disclosure of Tax reforms [Line Items]
Percentage of Income Tax Exemption On Dividend And Capital Gains Income		95.00%